Operations	12 Months Ended
Dec. 31, 2015
Brokers and Dealers [Abstract]
Brokers and Dealers Disclosure [Text Block]
(8)           Operations

Redemptions

A beneficial owner may cause any or all of his or her units to be redeemed by the Trust effective as of the last business day of any month based on the net asset value per unit on such date on five business days’ written notice to NAV Consulting, Inc., the Trust’s administrator, or the Managing Owner.  Payment will generally be made within 10 business days of the effective date of the redemption.  The Trust Agreement contains a full description of redemption and distribution policies.

Subscriptions

Investors that are eligible to participate in the private offering of the units may purchase units in the Trust pursuant to the terms of the Trust’s Confidential Private Placement Memorandum and disclosure document (the “Memorandum”) and a signed subscription form.  The Trust Agreement and the Memorandum contain a full description of subscription policies.  An investment in the Trust does not include a beneficial interest or investment in the LLC.

Commissions

The Managing Owner and/or affiliates act as commodity brokers for the Trust through RJO.

Commodity brokerage commissions on a per trade (‘half-turn”) basis, in addition to any transactional (floor brokerage, give-up charges, NFA, clearing and exchange) fees are typically paid to the clearing broker at the time of the initial purchase (or sale) and again at the subsequent sale (or purchase) of a commodity futures contract.  These “half-turn commission and fees” are charged to expense when incurred.

“Commission and fees” included the following across each class of units (1):

Recipient	Nature of Payment	Class A Units	Class B Units	Class C Units	Class D Units (2)
Managing Owner	Managing Owner Fee	0.50%	0.50%	0.50%	0.50%
Selling Agents	Selling Commission	2.00%	0.00%	0.00%	2.00%
Selling Agents	Selling Commission (initial sales charge) (3)	0.00%	0.00%	0.00%	2.00%
Managing Owner	Wholesale Fee (4)	0.00%	0.00%	0.35%	0.35%
Clearing Broker	Clearing, NFA and exchange fees (approximately) (5)	1.83%	1.83%	1.83%	1.83%

		4.33%	2.33%	2.68%	6.68%

(1)  The above costs, fees and expenses are reflected in the commission by class line on the consolidated statement of operations.  Commissions were not paid with respect to the LLC’s net assets.

(2)  As of December 31, 2015, no Class D units had been sold.

(3)  Class D units may be subject to an initial sales charge of up to 2.00% of the subscription amount upon investment.

(4)  The Class C and Class D units are subject to a wholesaling fee of .35% to the Managing Owner to compensate agents who may facilitate distribution of such units.

(5)  Fees are charged as actually incurred.